Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Dec. 16, 2021
C000231252 [Member]
Account Value [Line Items]
Account Value	$ 11,163	$ 9,506	$ 8,682	$ 8,550	$ 8,529	$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Account Value	11,293	9,748	8,854	8,619	8,677	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Account Value	$ 11,653	$ 10,015	$ 9,091	$ 8,798	$ 8,833	$ 10,000